SCHEDULE OF INVENTORIES (Details) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
Finished goods	$ 996,241	$ 542,934
Parts	647,744	513,008
Inventories	$ 1,643,985	$ 1,055,942